Fair Value, Option, Instrument Specific Credit Risk (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (losses) attributable to instrument-specific credit risk	$ 126	$ (103)	$ (112)
Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (losses) attributable to instrument-specific credit risk	126	(124)	(144)
Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (losses) attributable to instrument-specific credit risk	$ 0	$ 21	$ 32